Investment Securities and Mortgage-Backed Securities (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment Securities and Mortgage-Backed Securities
Unrealized loss on securities	$ 3,259,226	$ 5,002,066
Impairment recorded for available-for-sale securities		382,172	2,822,283
Unrealized Loss	(3,259,226)	(5,002,066)
Roll-forward of the credit losses recognized in earnings
Beginning Balance	6,107,221	5,739,797	3,316,686
Additions for credit losses on securities for which no previous other-than-temporary impairment was recognized		75,334	311,757
Increases to credit losses on securities for which other-than-temporary impairment was previously recognized		292,090	2,111,354
Reductions for previous credit losses due to an increase in cash flows expected to be collected	(228,555)
Ending Balance	5,878,666	6,107,221	5,739,797
Trust preferred securities
Investment Securities and Mortgage-Backed Securities
Unrealized loss on securities	1,530,026	2,651,506
Unrealized Loss	(1,530,026)	(2,651,506)
Non-agency collateralized mortgage obligations
Investment Securities and Mortgage-Backed Securities
Number of securities classified as available-for-sale	3
Number of securities considered to be impaired	2
Value of securities considered to be impaired	1,200,000
Unrealized loss on securities		89,070
Impairment recorded for available-for-sale securities		75,334
Unrealized Loss		$ (89,070)
Available-for-sale securities | Trust preferred securities
Investment Securities and Mortgage-Backed Securities
Annual prepayment (as a percent)	1.00%
Projected severity of loss on current defaults (as a percent)	100.00%
Projected additional defaults (as a percent)	0.375%
First year for prepayment of outstanding debt obligation	5 years
Frequency of prepayment after first prepayment	5 years
Number of securities classified as available-for-sale	8
Available-for-sale securities | Trust preferred securities | Minimum
Investment Securities and Mortgage-Backed Securities
Projected severity of loss on current deferrals (as a percent)	0.00%
Projected severity of loss on specific deferrals (as a percent)	0.00%
Projected severity of loss on additional defaults (as a percent)	50.00%
Present value discount rates for OTTI (as a percent)	3.34%
Present value discount rates for fair value (as a percent)	12.00%
Available-for-sale securities | Trust preferred securities | Maximum
Investment Securities and Mortgage-Backed Securities
Projected severity of loss on current deferrals (as a percent)	80.00%
Projected severity of loss on specific deferrals (as a percent)	80.00%
Projected severity of loss on additional defaults (as a percent)	65.00%
Present value discount rates for OTTI (as a percent)	9.91%
Present value discount rates for fair value (as a percent)	15.00%